Securities Act Registration No. 333-173080

Investment Company Act Registration No. 811-22538

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 60	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 62	☒

(Check appropriate box or boxes.)

ADVISERS INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

690 Taylor Road

Suite 210

Gahanna, Ohio 43230

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (614) 416-9045

Barbara J. Nelligan

50 South La Salle Street, B-9

Chicago, Illinois 60603

With copy to:

Michael V. Wible

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215-6101

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 60 to the Registration Statement of Advisers Investment Trust is being filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in PEA No. 59 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and that it has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois, on the 8th day of November, 2017.

Advisers Investment Trust

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Barbara J. Nelligan Barbara J. Nelligan	President (Principal Executive Officer)	November 8, 2017

* Daniel P. Houlihan	Trustee	November 8, 2017

* D’Ray Moore Rice	Trustee	November 8, 2017

* Steven R. Sutermeister	Trustee	November 8, 2017

* Michael M. Van Buskirk	Trustee	November 8, 2017

* David M. Whitaker	Trustee	November 8, 2017

/s/ Troy A. Sheets Troy A. Sheets	Treasurer (Principal Financial Officer)	November 8, 2017

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan *Attorney-in-Fact

*	Pursuant to Powers of Attorney previously filed

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase